Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 6,829	$ 18,117
Argentine Central Bank (BCRA)	22,374	820
Financial Institutions	10,795,553	12,217,957
Loans	10,795,553	12,217,957
Non-financial Private Sector and Residents Abroad	373,578,178	446,748,042
Loans	362,075,866	436,182,119
Financial Leases	2,225,646	3,381,308
Other Financing	9,276,666	7,184,615
Less: Allowances	(25,844,065)	(24,085,247)
Total	358,558,869	434,899,689
Advances [member]
Disclosure of loans and other financing [line items]
Loans	15,892,268	22,198,905
Overdrafts [member]
Disclosure of loans and other financing [line items]
Loans	75,080,343	55,410,836
Mortgages [member]
Disclosure of loans and other financing [line items]
Loans	15,052,635	18,141,466
Pledge Loans [member]
Disclosure of loans and other financing [line items]
Loans	3,208,665	1,535,183
Personal loans [member]
Disclosure of loans and other financing [line items]
Loans	27,645,893	44,834,347
Credit cards loans [member]
Disclosure of loans and other financing [line items]
Loans	149,459,966	174,438,809
Other loans [member]
Disclosure of loans and other financing [line items]
Loans	61,782,565	115,056,334
Accrued interest adjustments and quotation differences receivable [member]
Disclosure of loans and other financing [line items]
Loans	15,245,566	8,288,948
Documented Interest [member]
Disclosure of loans and other financing [line items]
Loans	$ (1,292,035)	$ (3,722,709)